Short-term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Investment in marketable securities in Zhengbang (i)	1,224	1,334	183
Derivate assets (ii)	—	99	14
	1,224	1,433	197

(i)	For the years ended December 31, 2022, 2023 and 2024, the Company did not sell its investment in marketable securities in Zhengbang and recorded net unrealized gain of nil, loss of RMB9 and gain of RMB110 (US$15), respectively, in the consolidated statements of income and comprehensive income.

(ii)	The Company entered into foreign currency swap contracts and cross currency interest rate swap contract on November 28, 2024 with a commercial bank (see Note 2 and Note 10). The Company determined the foreign currency forward contracts and cross currency interest rate swap contract as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.

For the year ended December 31, 2024, the Company recorded gain on fair value changes of RMB4 from cross currency interest rate swap derivative instrument and recorded gain on fair value changes of RMB95 from foreign currency swap derivative instrument.